Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (83,775)	$ (529,010)	$ 164,004
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	114,845	195,597	212,851
Amortization of deferred charges	543	6,922	1,436
(Gain) loss from sale of assets (including securities)	(16,813)	311,249	(30,935)
Equity losses of unconsolidated subsidiaries and associated companies	4	600	515
Impairment losses on vessels	32,042	121,443	0
Unrealized foreign exchange (gain) loss	(3)	73	(138)
Gains on redemption of debt	(4,600)	0	0
Adjustment of derivatives and securities to market value	0	0	9,425
Provision for doubtful debts	5,370	3,343	(952)
Other, net	168	(8,560)	(4,320)
Changes in operating assets and liabilities:
Trade accounts receivable	13,557	6,967	(10,083)
Other receivables	(816)	2,800	32,690
Inventories	(20,107)	17,592	(25,021)
Voyages in progress	(29,648)	2,638	5,271
Prepaid expenses and accrued income	1,430	2,479	6,543
Trade accounts payable	1,819	(7,718)	(23,149)
Accrued expenses	(6,632)	(22,172)	6,786
Deferred charter revenue	(548)	(7,794)	(16,929)
Related party balances	58,397	(39,208)	(5,873)
Other, net	3,341	(388)	(7,210)
Net cash provided by operating activities	68,574	56,853	314,911
Investing activities
Change in restricted cash	13,060	155,581	256,535
Additions to newbuildings, vessels and equipment	(14,503)	(82,378)	(548,946)
Proceeds from sale of vessels and equipment	10,619	200,041	11,061
Dividends received from associated companies	0	511	0
Loan to associated companies	(250)	0	0
Investment in associated companies	(13,298)	(25,047)	0
Receipts from finance leases and loans receivable	1,824	1,535	1,277
Proceeds from sale of other assets	0	46,547	19,839
Proceeds from sale of shares in subsidiaries	0	128,882	100
Net cash (used in) provided by investing activities	(2,548)	425,672	(260,134)
Financing activities
Proceeds from long-term debt	0	72,000	649,729
Repayments of long-term debt	(24,921)	(256,527)	(169,953)
Payment of obligations under finance leases	(64,068)	(295,501)	(280,579)
Debt fees paid	0	(1,441)	(4,192)
Cash dividends paid	0	(17,129)	(155,718)
Net cash (used in) provided by financing activities	(88,989)	(498,598)	39,287
Net (decrease) increase in cash and cash equivalents	(22,963)	(16,073)	94,064
Cash and cash equivalents at beginning of year	160,566	176,639	82,575
Cash and cash equivalents at end of year	137,603	160,566	176,639
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	98,991	150,652	165,951
Income taxes paid	$ 518	$ 406	$ 563